Cash Generated from Operations - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Profit for the year	£ 310	£ 266	£ 590
Adjustments for:
Income tax	44	(34)	(92)
Depreciation	125	123	66
Amortisation and impairment of acquired intangibles and goodwill	80	151	99
Amortisation of software	112	115	88
Net finance costs	57	43	55
Charges relating to GMP equalisation			8
Share of results of joint ventures and associates	(5)	(54)	(44)
Profit on disposal of subsidiaries, associates, investments and fixed assets	(182)	(9)	(315)
Other net gains and losses	(178)	(16)	(230)
Net profit on disposal of right-of-use assets including transfers to investment in finance lease receivable	(6)	(4)
Net foreign exchange adjustment from transactions	(34)	(21)	28
Investment income		(2)
Share-based payment costs	29	25	37
Pre-publication	(56)	(55)	(37)
Inventories	35	(20)	(10)
Trade and other receivables	(1)	59	(15)
Trade and other liabilities	(26)	(157)	35
Retirement benefit obligations	(1)	5	(9)
Provisions for other liabilities and charges	(37)	49	63
Net cash generated from operations	£ 450	£ 480	£ 547